Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets [Abstract]
Disclosure of intangible assets and goodwill [text block]	23 – Goodwill and Other Intangible Assets Goodwill Changes in Goodwill The changes in the carrying amount of goodwill, as well as gross amounts and accumulated impairment losses of goodwill, for the years ended December 31, 2022, and December 31, 2021, are shown below by cash-generating units (“CGU”). The Group’s business operations are organized under the following divisional structure: the Core Bank, which includes the Corporate Bank, Investment Bank, Private Bank and Asset Management corporate divisions and the Capital Release Unit. The corporate divisions as well as the Capital Release Unit each are considered CGUs. Please also refer to Note 4 “Business Segments and Related Information” for more information regarding changes in the presentation of segment disclosures. Goodwill allocated to cash-generating units in € m. Investment Bank Corporate Bank AssetManage-ment Private Bank Total Balance as of January 1, 2021 0 0 2,739 0 2,739 Goodwill acquired during the year 0 5 0 0 5 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 (56) 0 (56) Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 0 (5) 0 0 (5) Exchange rate changes/other 0 0 123 0 123 Balance as of December 31, 2021 0 0 2,806 0 2,806 Gross amount of goodwill 3,854 602 3,295 3,716 11,467 Accumulated impairment losses (3,854) (602) (489) (3,716) (8,662) Balance as of January 1, 2022 0 0 2,806 0 2,806 Goodwill acquired during the year 0 0 0 0 0 Purchase accounting adjustments 0 0 0 0 0 Transfers 0 0 0 0 0 Reclassification from (to) “held for sale” 0 0 0 0 0 Goodwill related to dispositions without being classified as “held for sale” 0 0 0 0 0 Impairment losses1 0 0 0 0 0 Exchange rate changes/other 0 0 113 0 113 Balance as of December 31, 2022 0 0 2,919 0 2,919 Gross amount of goodwill 4,079 629 3,408 3,717 11,834 Accumulated impairment losses (4,079) (629) (489) (3,717) (8,915) 1 Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement. Changes in goodwill in 2022 only included foreign exchange rate movements of Asset Management goodwill held in non-Group currencies. Changes in goodwill in 2021 related to the reclassification of € 56 million of Asset Management goodwill to assets held for sale, following the designated sale of DWS’ digital investment platform to a joint venture with BlackFin (see Note 24) and foreign exchange rate movements. Following the acquisition of a payment service provider (Better Payment Germany GmbH) in September 2021 (see Note 3), as part of the purchase price allocation the Group had initially recorded goodwill of € 5 million assigned to the Corporate Bank CGU. Given the valuation of the CGU continued to have a shortfall of its recoverable amount versus its carrying amount, the newly acquired goodwill was considered impaired and fully written off in 2021. Changes in goodwill in 2020 solely related to foreign exchange rate movements of Asset Management goodwill held in non-Group currencies. Goodwill Impairment Test For the purposes of impairment testing, goodwill acquired in a business combination is allocated to the appropriate CGU on the basis as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”. The Group’s primary CGUs are as outlined above. Asset Management’s goodwill is tested for impairment annually in the fourth quarter by comparing the recoverable amount of the CGU with its carrying amount. In addition, the Group tests goodwill whenever a triggering event is identified. The recoverable amount is the higher of a CGU’s fair value less costs of disposal and its value in use. The Asset Management CGU was the only goodwill carrying CGU to be tested for annual impairment in 2020, 2021 and 2022. The impairment tests conducted on Asset Management in these periods did not result in an impairment loss as the recoverable amounts of the Asset Management CGU was higher than the respective carrying amounts. A review of the Group’s strategy or certain political or global risks for the banking industry, uncertainties regarding the implementation of already adopted regulation and the introduction of legislation that is already under discussion could result in an impairment of goodwill in the future. Carrying Amount The carrying amount of a primary CGU is derived using a capital allocation model based on the Shareholders’ Equity Allocation Framework of the Group (please refer to Note 4, “Business Segments and Related Information” for more details). The allocation uses the Group’s total equity at the date of valuation, including Additional Tier 1 Notes (“AT1 Notes”), which constitute unsecured and subordinated notes of Deutsche Bank and which are classified as additional equity components in accordance with IFRS. Total equity is adjusted for an add-on adjustment for goodwill attributable to noncontrolling interests. Recoverable Amount The Group determines the recoverable amounts of its primary CGUs on the basis of the higher of value in use and fair value less costs of disposal (Level 3 of the fair value hierarchy). It employs a discounted cash flow (DCF) model, which reflects the specifics of the banking business and its regulatory environment. The model calculates the present value of the estimated future earnings that are distributable to shareholders after fulfilling the respective regulatory capital requirements. The recoverable amounts also include the fair value of the AT1 Notes, which are allocated to the primary CGUs. The DCF model uses earnings projections and respective capitalization assumptions based on five-year financial plans as well as longer term expectations on the impact of regulatory developments, which are discounted to their present value. Estimating future earnings and capital requirements involves judgment and the consideration of past and current performances as well as expected developments in the respective markets, and in the overall macroeconomic and regulatory environments. Earnings projections beyond the initial five-year period are, where applicable, adjusted to derive a sustainable level. In case of a going concern, the cash flow to equity is assumed to increase by or converge towards a constant long-term growth rate for the Asset Management CGU of up to 3.0% (2021: up to 2.7%). This is based on projected revenue forecasts of the CGU as well as expectations for the development of gross domestic product and inflation and is captured in the terminal value. Key Assumptions and Sensitivities Key Assumptions: The DCF value of a CGU is sensitive to the earnings projections, to the discount rate (cost of equity) applied and, to a lesser extent, to the long-term growth rate. The discount rates applied have been determined based on the capital asset pricing model and comprise a risk-free interest rate, a market risk premium and a factor covering the systematic market risk (beta factor). The values for the risk-free interest rate, the market risk premium and the beta factors are determined using external sources of information. CGU-specific beta factors are determined based on a respective group of peer companies. Variations in all of these components might impact the discount rates. For the Asset Management CGU, the discount rates (after tax) applied for 2022 and 2021 were 10.3 % and 9.1%, respectively. Management determined the values for the key assumptions in the following table based on a combination of internal and external analysis. Estimates for efficiency and the cost reduction program are based on progress made to date and scheduled future projects and initiatives. Key management assumptions are: Primary goodwill- carrying cash-generating unit Description of key assumptions Uncertainty associated with key assumptions and potential events/circumstances that could have a negative effect Asset Management — Maintaining leadership in mature markets (e.g., Equity, Multi-Asset and Fixed income) — Expanding true areas of strength like Xtrackers and Alternatives — Further build out digital capabilities — Expand distribution partnerships to expand its global business and reach a higher-margin wholesale segment — Standalone operating and governance model while leveraging divisional capabilities — Challenging market environment and volatility unfavorable to its investment strategies — Unfavorable margin development and adverse competition levels in key markets and products beyond expected levels — Business/execution risks, e.g., underachievement of net flow targets from market uncertainty, loss of high-quality client facing employees, unfavorable investment performance, lower than expected efficiency gains — Uncertainty around regulation and its potential implications not yet anticipated Sensitivities: In order to test the resilience of the recoverable amount, key assumptions used in the DCF model (for example, the discount rate and the earnings projections) are sensitized. Currently, in Asset Management the recoverable amount exceeds the carrying amount by 14% / € 1.0 billion. Change in certain key assumptions to cause the recoverable amount to equal the carrying amount Change in Key Assumptions Asset Management Discount rate (post tax) increase from 10.3 % to 11.3 % Change in projected future earnings in each period by 11.0 % Long term growth rate from 3.0 % to 1.1 % Other Intangible Assets Changes of other intangible assets by asset classes for the years ended December 31, 2022 and December 31, 2021 Purchased intangible assets Internallygeneratedintangibleassets Total otherintangibleassets Unamortized Amortized Amortized in € m. Retailinvestmentmanagementagreements Other Totalunamortizedpurchasedintangibleassets Customer-relatedintangibleassets Contract-basedintangibleassets Softwareandother Totalamortizedpurchasedintangibleassets Software Cost of acquisition/manufacture: Balance as ofJanuary 1, 2021 945 441 1,386 1,356 70 778 2,204 7,910 11,499 Additions 0 0 0 13 0 22 35 1,106 1,141 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 5 4 Disposals 0 0 0 0 0 12 12 86 98 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (40) (40) Transfers 0 0 0 (5) 0 0 (5) (1) (6) Exchange rate changes 71 1 72 34 0 1 35 125 231 Balance as ofDecember 31, 2021 1,017 440 1,457 1,398 70 789 2,257 9,018 12,732 Additions 0 0 0 0 0 45 45 1,145 1,191 Changes in the group ofconsolidated companies 0 0 0 0 0 (6) (6) (20) (26) Disposals 0 0 0 0 0 37 37 122 160 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (32) (32) Transfers 0 0 0 (9) 0 0 (9) 0 (9) Exchange rate changes 67 0 67 32 0 0 32 128 226 Balance as ofDecember 31, 2022 1,083 441 1,524 1,421 70 792 2,283 10,116 13,923 Accumulated amortizationand impairment: Balance as ofJanuary 1, 2021 239 439 678 1,340 70 633 2,043 4,793 7,513 Amortization for the year 0 0 0 6 0 37 43 974 1,0171 Changes in the group ofconsolidated companies 0 0 0 0 0 0 0 0 (1) Disposals 0 0 0 0 0 12 12 85 97 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (9) (9) Impairment losses 0 0 0 3 0 0 3 149 1522 Reversals of impairmentlosses 0 0 0 0 0 0 0 0 0 Transfers 0 0 0 0 0 3 3 0 2 Exchange rate changes 18 0 18 34 0 1 35 83 136 Balance as ofDecember 31, 2021 257 439 696 1,383 70 662 2,115 5,904 8,714 Amortization for the year 0 0 0 3 0 37 40 980 1,0203 Changes in the group ofconsolidated companies 0 0 0 0 0 (6) (6) (20) (26) Disposals 0 0 0 0 0 35 35 122 157 Reclassifications from(to) “held for sale” 0 0 0 0 0 0 0 (25) (25) Impairment losses 68 0 68 0 0 0 0 30 984 Reversals of impairmentlosses 0 0 0 3 0 0 3 0 35 Transfers 0 0 0 3 0 0 3 0 3 Exchange rate changes 17 0 17 31 0 0 31 78 126 Balance as ofDecember 31, 2022 342 439 781 1,417 70 659 2,146 6,824 9,750 Carrying amount: As of December 31, 2021 760 1 761 15 0 128 143 3,114 4,018 As of December 31, 2022 741 2 743 4 0 133 137 3,293 4,173 1 € 1.0 billion were included in general and administrative expenses. 2 € 152 million were comprised of impairments of € 149 million on self-developed software and of € 3 million on customer-related intangibles, both recorded in general and administrative expenses. 3 € 1.0 billion were included in general and administrative expenses. 4 € 98 million were comprised of impairments on retail investment management agreements recorded in impairment of goodwill and other intangible assets of € 68 million and of € 30 million on self-developed software recorded in general and administrative expenses. 5 € 3 million were a reversal of impairment losses on customer-related intangibles recorded in general and administrative expenses. Amortizing Intangible Assets In 2022, amortizing intangible assets increased by net € 173 million. This includes amortization expenses of € 1.0 billion, mostly for the scheduled consumption of capitalized software (€ 1.0 billion) and the impairment of current platform software as well as software under construction (€ 30 million). Additions to internally generated intangible assets of € 1.1 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software overcompensated the negative impact from amortization and impairment charges on net book value. A weaker Euro exchange rate against major currencies accounted for net positive exchange rate changes of € 50 million. In 2021, amortizing other intangible assets remained nearly unchanged, decreasing only slightly by net € 21 million. This reflects amortization expenses of € 1.0 billion, mostly for the scheduled consumption of capitalized software (€ 1.0 billion) and the impairment of current platform software as well as software under construction (€ 149 million). Additions to internally generated intangible assets of € 1.1 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software compensated for the decrease in net book value. A weaker Euro exchange rate against major currencies accounted for positive exchange rate changes of € 42 million. In 2020, amortizing other intangible assets decreased by € 161 million. This reduction was driven by amortization expenses of € 1.0 billion, mostly for the scheduled consumption of capitalized software (€ 1.0 billion) and the impairment of current platform software as well as software under construction (€ 50 million). Additions to internally generated intangible assets of € 1.1 billion resulting from the capitalization of expenses incurred in conjunction with the Group’s development of own-used software compensated for the decrease in net book value. A stronger Euro exchange rate against major currencies accounted for negative exchange rate changes of € 112 million. Other intangible assets with finite useful lives are generally amortized over their useful lives based on the straight-line method. Useful lives of other amortized intangible assets by asset class Useful livesin years Internally generated intangible assets: Software up to 10 Purchased intangible assets: Customer-related intangible assets up to 20 Other up to 10 Unamortized Intangible Assets Within this asset class, the Group recognizes certain contract-based and marketing-related intangible assets, which are deemed to have an indefinite useful life. In particular, the asset class comprises the below detailed investment management agreements related to retail mutual funds and certain trademarks. Due to the specific nature of these intangible assets, market prices are ordinarily not observable and, therefore, the Group values such assets based on the income approach, using a post-tax DCF-methodology. Retail investment management agreements: These assets, amounting to € 741 million , relate to the Group’s U.S. retail mutual fund business and are allocated to the Asset Management CGU. Retail investment management agreements are contracts that give Asset Management the exclusive right to manage a variety of mutual funds for a specified period. Since these contracts are easily renewable at minimal cost, these agreements are not expected to have a foreseeable limit on the contract period. Therefore, the rights to manage the associated assets under management are expected to generate cash flows for an indefinite period of time. This intangible asset was recorded at fair value based upon a valuation provided by a third party at the date of acquisition of Zurich Scudder Investments, Inc. in 2002. The recoverable amount was calculated as fair value less costs of disposal using the multi-period excess earnings method and the fair value measurement was categorized as Level 3 in the fair value hierarchy. The key assumptions in determining the fair value less costs of disposal include the asset mix, the flows forecast, the effective fee rate and discount rate as well as the terminal value growth rate. The discount rate (cost of equity) applied in the annual impairment test was 10.6 % in 2022 ( 9.8 % in 2021). The terminal value growth rate applied for 2022 was 3.8% (for 2021 4.1% ). The annual review of the valuation neither resulted in any impairment nor reversal of prior impairments (2021 respectively). Due to net outflows and change in the discount rate to 10.9 % in the fourth quarter, this triggered an indication of impairment and the impairment test was reassessed at year-end. The reassessment resulted in an impairment loss of € 68 million recognized in the Group's income statement within impairment of goodwill and other intangible assets.